Long-term Debt and Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		3 Months Ended
	Apr. 30, 2012		Jul. 31, 2012	Apr. 30, 2011
Debt Instrument [Line Items]
Total long-term debt and capital lease obligations	$ 1,287,080		$ 1,357,185	$ 1,291,486
Less: current portion	(17,701)		(15,104)	(106,642)
Long-term	1,269,379		1,342,081	1,184,844
Senior Secured Notes
Debt Instrument [Line Items]
Principal Repayment terms	At maturity		At maturity
Facility maturity dates	October 2020		October 2020
Total long-term debt and capital lease obligations	1,084,109		1,084,423	1,082,936
US LIBOR plus margin | Revolving Credit Facility
Debt Instrument [Line Items]
Principal Repayment terms	At maturity	[1]	At maturity
Facility maturity dates	October 2015	[1]	October 2015
Total long-term debt and capital lease obligations	125,000	[1]	195,000	70,000	[1]
Alternate Base Rate Plus Margin | Revolving Credit Facility
Debt Instrument [Line Items]
Principal Repayment terms			At maturity
Facility maturity dates			October 2015
Total long-term debt and capital lease obligations	0		9,000
Eurocopter Loan - 2.50% | Other Term Loans
Debt Instrument [Line Items]
Principal Repayment terms	On demand		On demand
Facility maturity dates	-		-
Total long-term debt and capital lease obligations	4,623		2,054
EDC-B.A. CDOR rate (6 month) plus a 0.8% margin maturity in June 2014 | Other Term Loans
Debt Instrument [Line Items]
Principal Repayment terms	Semi-annually	[1]	Semi-annually
Facility maturity dates	June 2014	[1]	June 2014
Total long-term debt and capital lease obligations	2,745	[1]	2,167	3,993	[1]
EDC-B.A. CDOR rate (6 month) plus a 0.8% margin maturity in April 2018 | Other Term Loans
Debt Instrument [Line Items]
Principal Repayment terms	Semi-annually	[1]	Semi-annually
Facility maturity dates	April 2018	[1]	April 2018
Total long-term debt and capital lease obligations	10,476	[1]	5,170	13,609	[1]
Capital Lease Obligations
Debt Instrument [Line Items]
Principal Repayment terms	Quarterly		Quarterly
Facility maturity dates	June 2012 - May 2014		September 2012 - May 2014
Total long-term debt and capital lease obligations	26,922		26,778	117,371
Boundary Bay Financing - 6.93%
Debt Instrument [Line Items]
Principal Repayment terms	Monthly		Monthly
Facility maturity dates	April 2035		April 2035
Total long-term debt and capital lease obligations	33,205		32,593
Eurocopter Loan - 2.50% maturity in June 2011 | Other Term Loans
Debt Instrument [Line Items]
Principal Repayment terms	At maturity
Facility maturity dates	June 2011
Total long-term debt and capital lease obligations				1,618
EDC US loan - 5.04% maturity in November 2011 | Other Term Loans
Debt Instrument [Line Items]
Principal Repayment terms	Semi-annually
Facility maturity dates	November 2011
Total long-term debt and capital lease obligations				$ 1,959

[1]	Margins range from 0.8% to 4.5% during the year ended April 30, 2012 (2011 - 0.8% to 3.75%)